Investments accounted for using equity method	12 Months Ended
Dec. 31, 2025
Investments Accounted For Using Equity Method
Investments accounted for using equity method

Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of December 31, 2025 and 2024, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2025	As of December 31, 2024
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	16,887,879	14,909,658
Central Cervecera de Colombia S.A.S.	50.00	14,880,327	17,676,953
Zona Franca Central Cervecera S.A.S.	50.00	110,089,426	105,346,786
Total joint ventures		141,857,632	137,933,397
Aguas Danone de Argentina S.A.	49.00	829,546	917,067
Other companies		769,509	896,457
Total associates		1,599,055	1,813,524
Total		143,456,687	139,746,921

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

The share of net income (loss) of joint ventures and associates accounted for using the equity method are detailed as follows:

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(14,848,200)	(11,959,652)	(10,565,966)
Zona Franca Central Cervecera S.A.S.	(2,360,129)	266,580	(1,710,319)
Aguas de Origen S.A. (*)	-	(6,782)	(9,695,813)
Cervecería Austral S.A.	2,854,683	2,911,947	2,802,039
Total joint ventures	(14,353,646)	(8,787,907)	(19,170,059)
Aguas Danone de Argentina S.A.	59,427	(651,872)	(45,336)
Other companies	(58,372)	(54,924)	(2,363)
Total associates	1,055	(706,796)	(47,699)
Total	(14,352,591)	(9,494,703)	(19,217,758)
(*)	Joint venture of subsidiary until June 30, 2024.

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Balance at the beginning of year	139,746,921	149,593,180
Capital contributions to acquire interests in joint ventures	10,975,902	10,658,097
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(14,352,591)	(9,494,703)
Dividends received	(843,886)	(854,084)
Investment previously held (1)	-	(15,128,327)
Others (*)	7,930,341	4,972,758
Total	143,456,687	139,746,921
(1)	See Note 1 - General Information letter C), number (8).
(*)	Mainly includes effects from the foreign currency of joint ventures.

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2) Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II SpA., and Grupo Postobón have established a joint arrangement through a company named Central Cervecera de Colombia S.A.S. (CCC), in which CCU Inversiones II SpA. and Grupo Postobón participate as equal shareholders. The purpose of CCC is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll SpA., acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operation, in which CCU Inversiones II SpA. and Grupo Postobón participate as equal shareholders. The amount of this transaction was USD 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC, CCC markets these products.

For the purposes above, previous associations involve the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

As of December 31, 2025 and 2024, the amount of capital contributions to CCC and ZF CC amounts to USD 174,362,401 and USD 152,220,495 (equivalent to ThCh$ 127,990,325 and ThCh$ 99,927,271, respectively based on the exchange rates at the dates of the contributions), respectively. During 2025, a capital contribution of MCOP 92,400,000, will be made through a payment schedule, where the first installment was paid on July 29, 2025 in the amount of USD 7,227,174, equivalent to ThCh$ 7,008,552, the second installment was paid on October 27, 2025 in the amount of USD 4,205,062, equivalent to ThCh$ 3,967,350, the third payment is still pending. During 2024, a capital contribution of MCOP 43,000,000, equivalent to ThCh$ 10,658,097, was made through a payment schedule, where the first installment was paid on February 22, 2024 in the amount of USD 3,050,330, equivalent to ThCh$ 2,951,256, the second payment on March 21, 2024 in the amount of USD 6,417,661, equivalent to ThCh$ 6,263,060 and the third payment on April 25, 2024 in the amount of USD 1,512,478, equivalent to ThCh$ 1,443,781. During 2023, a capital contribution of MCOP 24,250,000, equivalent to ThCh$ 4,176,846, was made to CCC (See Note 11 - Accounts and transactions with related parties). This capital contributions didn’t change the interest in CCC and ZF CC.

(3) Aguas Danone de Argentina S.A.

On April 28, 2022, CCU through its subsidiary, Compañía Cervecerías Unidas Argentina S.A. acquired 49% of the ownership of Aguas Danone de Argentina S.A. ("ADA"), which includes the business of mineral waters, flavored waters and powdered juices with its brands Villavicencio, Villa del Sur, Levité, Ser and Brío (the "Transaction"). The Transaction included share acquisition and capital contributions in Argentine pesos totaling US$ 28.8 million (equivalent to ThCh$ 29,428,835).

According to a public deed dated April 28, 2022, the subsidiary Compañía Cervecerías Unidas Argentina S.A., acquired 49,000 ordinary, nominative, non-endorsable shares of Aguas de Origen S.A. ("ADO"), at a value of one Argentine peso each, reaching a 49% interest in this company. The effective payment of this acquisition was made on August 26, 2022.

It should be noted that ADO, is the continuation of the business of ADA.

On May 28, 2024, CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture ADO.

On July 1, 2024 Holding Internationale de Boissons S.A.S., notified CCU Argentina S.A., the acceptance of the exercise of the purchase option to acquire 8,471,349 shares corresponding to a 0.1% interest in the ADO joint venture. Therefore, as of July 1, 2024, CCU Argentina S.A. began to consolidate the accounting information of ADO, with an ownership of 50.1%, and exercise control over ADO (See Note 1 - General Information letter C), number (8)).

The Company does not have any contingent liabilities related to joint ventures and associates as of December 31, 2025, except for certain guarantees described in Note 35 - Contingencies and Commitments.

Summarized financial information for associates and joint ventures: The tables below provide summarized financial information for those joint ventures and associates that are material to the group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company's share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments.

	Associates		Joint ventures
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	82,963	130,158	120,037,202	85,454,616
Non-current assets	2,767,094	3,229,224	342,409,689	323,251,454
Current liabilities	231,741	350,258	174,098,182	123,265,925
Non-current liabilities	925,364	1,137,511	4,963,236	10,187,080

	Associates		Joint ventures
	For the years ended as of December 31,
	2025	2024	2025	2024	2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	125,471	175,369	398,487,813	440,726,288	411,989,034
Operating result	99,258	130,420	(10,046,926)	(4,275,757)	(28,106,929)
Net income for year	112,014	(1,340,072)	(28,398,118)	(16,865,231)	(37,483,698)
Other comprehensive income	(284,409)	1,668,405	22,113,539	13,651,577	51,387,114
Depreciation and amortization	(179,841)	(235,294)	(22,665,008)	(22,163,433)	(22,734,983)